Earnings Targets (Parenthetical) (Detail) (Yiyang Yukang Communication Equipment Co., Ltd. ("Yiyang Yukang"), CNY)	1 Months Ended
Dec. 24, 2008
First Tranche | Earnings Targets Twenty Zero Eight
Business Acquisition [Line Items]
Net profit	60,000,000
First Tranche | Earnings Targets First Quarter Twenty Zero Nine
Business Acquisition [Line Items]
Net profit	40,000,000
Second Tranche | Earnings Targets Twenty Zero Nine
Business Acquisition [Line Items]
Net profit	120,000,000
Third Tranche | Earnings Targets Twenty Ten
Business Acquisition [Line Items]
Net profit	120,000,000